Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Identified intangible assets
Carrying Amount	$ 60,697	$ 60,417
Accumulated Amortization	52,878	48,227
Total identified intangibles, Net	7,819	12,190
Amortization expense	4,651	5,293	5,284
Estimated amortization expense for each of the five succeeding fiscal years and thereafter
2013	4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25
Total	7,819
Core deposit premium
Identified intangible assets
Carrying Amount	58,675	58,675
Accumulated Amortization	51,974	47,632
Total identified intangibles, Net	6,701	11,043
Identified intangible (contract rights)
Identified intangible assets
Carrying Amount	2,022	1,742
Accumulated Amortization	904	595
Total identified intangibles, Net	$ 1,118	$ 1,147